UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

SEC File Number:  001-14681

CUSIP Number:  707 874 400

(Check one:)

[ ] Form 10-K [ ] Form 20-F [ ] Form 11-K [X] Form 10-Q [ ] Form 10-D [ ] Form N-SAR
[ ] Form N-CSR

For Period Ended: September 30, 2009

[   ] Transition Report on Form 10-K
[   ] Transition Report on Form 20-F
[   ] Transition Report on Form 11-K
[   ] Transition Report on Form 10-Q
[   ] Transition Report on Form N-SAR
For the transition period ended: Not applicable

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: Not applicable

PART I - REGISTRANT INFORMATION

   Penn Treaty American Corporation
Full Name of Registrant

          Not applicable
Former Name if Applicable

2500 Legacy Drive, Suite130
Address of Principal Executive Office (Street and Number)

Frisco, TX 75034
City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.  (Check box if appropriate) [ ]

(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b)  The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report, or portion thereof, could not be filed within the prescribed time period.

As previously reported, effective January 6, 2009, two of the Registrant’s insurance subsidiaries, Penn Treaty Network America and American Network Insurance Company (collectively, the “Insurance Subsidiaries”), by consent and by order of the Commonwealth Court of Pennsylvania, entered rehabilitation and were placed under the statutory control of the Pennsylvania Insurance Department.  On October 2, 2009, the Insurance Commissioner of the Commonwealth of Pennsylvania filed in the Commonwealth Court of Pennsylvania Petitions for Liquidation in an effort to convert the rehabilitation of the Insurance Subsidiaries into liquidation proceedings.  The boards of directors of the Insurance Subsidiaries have authorized and filed petitions to object to the efforts by the Insurance Commissioner to convert the rehabilitations into liquidations.  These proceedings have caused a diversion of management’s time and attention, which has caused the delay in completing on a timely basis the Quarterly Report on Form 10-Q for the period ended September 30, 2009.

PART IV - OTHER INFORMATION

(l)           Name and telephone number of person to contact in regard to this notification

Justin P. Klein	215-864-8606
(Name)	(Area code) (Telephone Number)

(2)           Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?  If the answer is no, identify report(s).

[  ]  Yes                      [X]  No

The Registrant has not filed Quarterly Reports on Form 10-Q for the quarters ended March 31, 2006, June 30, 2006, September 30, 2006, March 31, 2007, June 30, 2007, September 30, 2007, March 31, 2008, June 30, 2008, September 30, 2008, March 31, 2009, June 30, 2009 or Annual Reports on Form 10-K for the years ended December 31, 2007 and December 31, 2008.

(3)           Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[  ]  Yes                      [  ]  No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

For the reasons stated above, the Registrant has not yet determined its results for the quarter ended September 30, 2009.

   Penn Treaty American Corporation
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:	December 3, 2009	By: /s/ Eugene Woznicki
Eugene Woznicki
Chief Executive Officer

ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).